General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 463	$ 423	$ 311	$ 886	$ 559
Technology costs	567	588	414	1,154	735
Consulting, legal and audit fees	394	403	351	797	532
Real estate and logistics costs	302	289	207	590	349
Market data services	188	199	151	387	264
Marketing and communication	137	115	89	251	140
Travel and entertainment	87	72	73	159	126
Litigation, regulatory and similar matters	(153)	(5)	69	(158)	790
Other	334	330	304	665	536
Total general and administrative expenses	$ 2,318	$ 2,413	$ 1,968	$ 4,731	$ 4,033